Material accounting policies - Vessels, property, plant and equipment (Details) - $ / t	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
FSO/FPSO
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
Extension term of contract		10 years
CTV's
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		15 years
plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		10 years
Other tangible assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		3 years
Other tangible assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
dry-docking | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		2 years 6 months
dry-docking | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
crude oil tanker
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)		390
crude oil tanker | Reassessment of residual values of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	460
Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)		420
Chemical tankers | Reassessment of residual values of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	470
Dry bulk vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)		410
Dry bulk vessels | Reassessment of residual values of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	460
Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)		430
Container vessels | Reassessment of residual values of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated scrap value per LDT (in USD per Tonne)	480